Biological assets	12 Months Ended
Jun. 30, 2022
Biological assets
Biological assets

14.  Biological assets

Changes in the Group’s biological assets and their allocation to the fair value hierarchy for the years ended June 30, 2022 and 2021 were as follows:

	Agricultural business
	Sown land-crops		Sugarcane fields	Breeding cattle and cattle for sale	Other cattle	Others	Total
	Level 1	Level 3	Level 3	Level 2	Level 2	Level 1
Balance as of June 30, 2020	598	2,637	2,534	5,242	71	79	11,161

Non-current (Production)	-	-	-	4,186	66	79	4,331
Current (Consumable)	598	2,637	2,534	1,056	5	-	6,830
Balance as of June 30, 2020	598	2,637	2,534	5,242	71	79	11,161

Transfers	(1,054)	1,054	-	-	-	-	-
Purchases	-	-	-	883	11	-	894
Initial recognition and changes in the fair value of biological assets (i)	-	18,215	4,337	1,128	23	-	23,703
Decrease due to harvest	-	(38,575)	(8,448)	-	-	-	(47,023)
Sales	-	-	-	(3,903)	(5)	-	(3,908)
Consumptions	-	-	-	(16)	-	(14)	(30)
Costs for the year	734	23,018	5,352	2,686	-	7	31,797
Foreign exchange	(126)	(147)	36	(16)	-	-	(253)
Balance as of June 30, 2021	152	6,202	3,811	6,004	100	72	16,341

Non-current (Production)	-	-	-	5,161	92	72	5,325
Current (Consumable)	152	6,202	3,811	843	8	-	11,016
Balance as of June 30, 2021	152	6,202	3,811	6,004	100	72	16,341

Transfers	(464)	464	-	-	-	-	-
Purchases	-	-	-	1,734	5	-	1,739
Initial recognition and changes in the fair value of biological assets (i)	-	12,359	6,286	(300)	23	-	18,368
Decrease due to harvest	-	(35,801)	(10,797)	-	-	-	(46,598)
Sales	-	-	-	(3,082)	(10)	-	(3,092)
Consumptions	-	-	-	(14)	-	(12)	(26)
Costs for the year	2,629	19,504	5,916	2,689	-	3	30,741
Foreign exchange	(464)	(173)	(1,107)	(447)	-	-	(2,191)
Balance as of June 30, 2022	1,853	2,555	4,109	6,584	118	63	15,282

Non-current (Production)	-	-	-	5,900	107	63	6,070
Current (Consumable)	1,853	2,555	4,109	684	11	-	9,212
Balance as of June 30, 2022	1,853	2,555	4,109	6,584	118	63	15,282

(i)

Biological assets with a production cycle of more than one year (that is, cattle) generated “Initial recognition and changes in fair value of biological assets” amounting to ARS (277) and ARS 1,151 for the fiscal years ended June 30, 2022 and 2021, respectively. For the fiscal years ended June 30, 2022 and 2021, amounts of ARS 267 and ARS 2,063, was attributable to price changes, and amounts of ARS (544) and ARS (912), was attributable to physical changes generated by production result, respectively.

Crops and oilseeds

The Group’s crops generally include crops and oilseeds (corn, wheat, soybean and sunflower) as well as peanut. The Group measures biological assets that have attained significant biological growth at fair value less costs to sell. The Group measures biological assets that have not attained significant biological growth or when the impact of biological transformation on price is not expected to be material, at cost less any impairment losses, which approximates fair value.

Sugarcane

The Group’s sugarcane production is based in Brazil and to a lesser extent in Bolivia. This crop’s production requires specific weather conditions (tropical and subtropical climates. The Group recognizes these crops at a fair value net of costs of sales from the moment of planting.

Fair value of biological assets

When an active market exists for biological assets, the Group uses the quoted market price in the principal market as a basis to determine the fair value of its biological assets. Live cattle is measured at fair value less cost to sell, based on market quoted at an auction involving cattle of the same age, breed and genetic merit adjusted, if applicable, to reflect any difference. When there is no active market or market-determined prices are not available, (for example, unharvested crops with significant growth or growing agricultural produce of sugarcane), the Group determines the fair value of a biological asset based on discounted cash flows models.

These models require the input of highly subjective assumptions including observable and unobservable data. The not observable information is determined based on the best information available for example, by reference to historical information of past practices and results, statistics and agricultural information and other analytical techniques. Key assumptions utilized in this method include future market prices, estimated yields at the point of harvest and estimated future costs of harvesting and other costs.

Market prices are generally determined by reference to observable data in the principal market for the agricultural produce. Harvesting costs and other costs are estimated based on historical and statistical data. Yields are estimated based on several factors including the location of the farmland and soil type, environmental conditions, infrastructure and other restrictions and growth at the time of measurement. Yields are subject to a high degree of uncertainty and may be affected by several factors out of the Group’s control including but not limited to extreme or unusual weather conditions, plagues and other crop diseases.

The key assumptions discussed above are highly sensitive. Reasonable shifts in assumptions including but not limited to increases or decreases in prices, costs and discount factors used may result in a significant increase or decrease to the fair value of biological assets recognized at any given time. Cash flows are projected based on estimated production. Estimates of production in themselves are dependent on various assumptions, in addition to those described above, including but not limited to several factors such as location, environmental conditions and other restrictions. Changes in these estimates could materially impact on estimated production, and could therefore affect estimates of future cash flows used in the assessment of fair value. The valuation models and their assumptions are reviewed periodically, and, if necessary, adjusted.

As of June 30 of each year, the Group’s biological assets that are subject to a valuation model include unharvested crops and sugarcane plantations.

During years ended June 30, 2022 and 2021, there have been no transfers between the several tiers used in estimating the fair value of the Group’s biological assets, or reclassifications among their respective categories.

The fair value less estimated selling costs of agricultural produce at the point of harvest amount to ARS 47,019 and ARS 47,023 for the years ended June 30, 2022 and 2021, respectively.

When no quoted prices are available in an active market, the Group uses a range of valuation models. The following table presents main parameters:

				Sensitivity (i)
				06.30.2022		06.30.2021
Description	Valuation technique	Parameters	Range	Increase	Decrease	Increase	Decrease
Cattle (Level 2)	Comparable market prices	Price per livestock head/kg and per category
Sown land-crops (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices	Argentina
			Yields: 0.38 - 12.59 tn./ha.	266	(266)	425	(425)
			Future of sale prices: 2,156 - 98,040 ARS/tn	335	(335)	534	(534)
			Operating cost: 6,823 - 46,152 ARS/ha	(129)	129	(193)	193
			Brazil:
			Yields: 1.02 - 5.55 tn./ha.	427	(427)	567	(567)
			Future of sale prices: 1,049 - 4,344 BRL/tn.	160	(160)	290	(290)
			Operating cost: 629 - 1,633 BRL/ha.	(214)	214	(362)	362
Sugarcane fields (Level 3)	Discounted cash flows	Yields - Operating costs - Selling expenses - Future of sale prices - Discount rate	Brazil:
			Yields: 83.00 tn/ha	1,177	(1,177)	1,564	(1,564)
			Future of sale prices: 123.16 BRL/tn.	647	(647)	879	(879)
			Operating cost: 63.12 BRL/tn.	(766)	766	(1,035)	1,035

(i) Sensitivities for the biological assets measured at Level 3 have been modeled considering a 10% change in the indicated variable, all else being equal.

As of June 30, 2022 and 2021, the better and maximum use of biological assets shall not significantly differ from the current use.